Expense Example - Canterbury Portfolio Thermostat Fund - Canterbury Portfolio Thermostat Fund Institutional Shares	Aug. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 425
Expense Example, with Redemption, 3 Years	1,284
Expense Example, with Redemption, 5 Years	2,156
Expense Example, with Redemption, 10 Years	$ 4,396